Prepayments, Deposits and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments, Deposits and Other Receivables [Abstract]
Schedule of Prepayments, Deposits and Other Receivables
	2023	2022
	US$	US$
Prepayments	3,389,557	2,414,189
Deposits and other receivables	1,491,886	1,238,685
	4,881,443	3,652,874

Portion classified as non-current	(26,072)	(128,927)
Current portion	4,855,371	3,523,947